Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2015
Changes in Number of Shares of Common Stock Issued

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2013	2014	2015
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	(30,000,000)

Balance at end of year	3,447,997,492	3,447,997,492	3,417,997,492

Additional Information Regarding Reissuance, Repurchase and Retirement of Treasury Stock

Details of matters relating to repurchase -

Kind of stock to be repurchased	Common stock of TMC

Number of shares to be repurchased	50,000,000 shares (maximum)

Total purchase price for repurchase of shares	¥600,000 million (maximum)

Method of acquisition	Purchase in the market

Period of repurchase	From July 27, 2015 to March 31, 2016

Repurchase of share -

At the Meeting of the Board of Directors held on May 8, 2015, TMC resolved to repurchase the Common Shares pursuant to Article 156 of the Companies Act as applied to Article 165, Paragraph 3 of the Companies Act, as set forth below.

Reason for repurchasing shares -

To return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Kind of stock to be repurchased	Common stock of TMC

Number of shares to be repurchased	40,000,000 shares (maximum)

Total purchase price for repurchase of shares	¥300,000 million (maximum)

Method of acquisition	Purchase in the market

Period of repurchase	After the issuance of the First Series Model AA Class Shares, until March 31, 2016

Reissuance of treasury stock
Additional Information Regarding Reissuance, Repurchase and Retirement of Treasury Stock

Reissuance of treasury stock

Reason for reissuing treasury stock -

TMC resolved at the Meeting of the Board of Directors held on March 26, 2014 to establish Toyota Mobility Foundation, a General Incorporated Foundation (the “Foundation”). The reissuance of treasury stock was made by way of third-party allotment to a trust that was established by TMC to provide funding for the activities of the Foundation through dividends, etc. on TMC’s common stock.

Details of matters relating to reissuance -

Number of shares reissued	30,000,000 shares
Price of reissuance	¥1 per share
Amount of proceeds	¥30 million

Repurchase of stock
Additional Information Regarding Reissuance, Repurchase and Retirement of Treasury Stock

Repurchase of treasury stock

Reason for repurchasing treasury stock -

The repurchase was made to avoid the dilution of TMC’s shares triggered by the reissuance of treasury stock described above, and to effect capital efficiency and agile capital policy in view of the management environment.

Details of matters relating to repurchase -

Number of shares repurchased	55,521,900 shares
Total purchase price for repurchase of shares	¥359,994 million

Retirement of treasury stock
Additional Information Regarding Reissuance, Repurchase and Retirement of Treasury Stock

Retirement of treasury stock

Reason for retiring treasury stock -

The retirement was made to relieve concerns regarding the dilution of TMC’s share value due to reissuance of treasury stock in the future.

Details of matters relating to retirement -

Number of shares retired	30,000,000 shares